UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07540
Global High Income Dollar Fund Inc.
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1.  Schedule of Investments

Global High Income Dollar Fund Inc.

Portfolio of Investments – January 31, 2005 (Unaudited)

	Principal Amount (000)		Maturity Dates	Interest Rates		Value
Foreign Debt Securities – 93.56%
	Argentina – 10.06%
	$13,900	Banco de Galicia y Buenos Aires	01/01/14	4.000	% †	$10,547,320
	2,587	Republic of Argentina	04/01/07	2.000	††	514,833
	7,189	Republic of Argentina	12/28/10	2.000	††	2,652,848
ARS	4,270	Republic of Argentina	01/03/10	2.000		2,254,351
	$6,760	Republic of Argentina	01/03/16	2.000		3,156,920
	10,070	Republic of Argentina (1)	08/03/12	2.008	††	8,574,605
	5,000	Republic of Argentina (1)	03/31/23	6.000		2,775,000
						30,475,877
	Brazil – 23.05%
	8,156	Brazil Real Credit-Linked Note (4)	01/03/07	11.631	@	5,932,915
	23,360	Federal Republic of Brazil	04/15/24	6.000	††	21,783,200
	1,200	Federal Republic of Brazil	01/20/34	8.250		1,126,800
	1,520	Federal Republic of Brazil	10/14/19	8.875		1,569,400
	5,270	Federal Republic of Brazil	04/15/24	8.875		5,296,350
	2,290	Federal Republic of Brazil	07/14/14	10.500		2,662,125
	10,920	Federal Republic of Brazil	08/17/40	11.000		12,656,280
	13,058	Federal Republic of Brazil, C	04/15/14	8.000		13,367,770
	6,000	Federal Republic of Brazil, DISC	04/15/24	3.063	††	5,460,000
						69,854,840
	Bulgaria – 1.02%
	2,450	Republic of Bulgaria	01/15/15	8.250		3,099,250

	Colombia – 2.88%
	5,876	Republic of Colombia	04/09/11	9.750		6,651,933
	1,840	Republic of Colombia	01/28/33	10.375		2,088,400
						8,740,333
	Ecuador – 4.21%
	8,255	Republic of Ecuador	08/15/30	8.000	†	7,656,512
	5,500	Republic of Ecuador, 144A	08/15/30	8.000	†	5,101,250
						12,757,762
	El Salvador – 1.43%
	1,450	Republic of El Salvador, 144A	09/21/34	7.625		1,497,125
	2,770	Republic of El Salvador	04/10/32	8.250		2,832,325
						4,329,450
	Germany – 3.46%
	8,500	Aries Vermogensverwaltungs, 144A	10/25/14	9.600		10,497,500

	Principal Amount (000)		Maturity Dates	Interest Rates		Value
	Mexico – 13.26%
	$3,170	Conproca S.A. de C.V.	06/16/10	12.000%		$4,010,050
	683	PEMEX Finance Ltd.	05/15/07	8.020		711,426
	5,500	PEMEX Project Funding Master Trust	02/01/22	8.625		6,517,500
	3,000	PEMEX Project Funding Master Trust	10/13/10	9.125		3,577,500
	1,250	Petroleos Mexicanos, 144A	03/30/18	9.250		1,575,000
	15,797	United Mexican States	04/08/33	7.500		17,676,843
MXN	40,000	United Mexican States	12/29/05	9.000		3,572,327
	28,900	United Mexican States	12/24/09	9.000		2,555,483
						40,196,129
	Netherlands – 1.96%
EUR	781	ING Bank NV (2)	05/31/14	5.054	@	543,475
	1,115	ING Bank NV (2)	05/31/13	5.515	@	831,763
	1,373	ING Bank NV (2)	05/31/12	6.022	@	1,093,826
	2,136	ING Bank NV (2)	05/31/11	6.555	@	1,841,678
	1,093	ING Bank NV (2)	05/31/10	7.145	@	1,015,875
	606	ING Bank NV (2)	05/31/09	7.793	@	603,369
						5,929,986
	Panama – 2.21%
	$3,920	Republic of Panama	09/30/27	8.875		4,351,200
	950	Republic of Panama	01/16/23	9.375		1,111,500
	1,040	Republic of Panama	01/16/23	9.375		1,216,800
						6,679,500
	Peru – 2.46%
	890	Republic of Peru	05/03/16	8.375		965,650
	220	Republic of Peru	05/03/16	8.375		238,700
	1,100	Republic of Peru	02/06/15	9.875		1,317,250
	5,330	Republic of Peru, FLIRB	03/07/17	4.500	††	4,943,575
						7,465,175
	Philippines – 2.35%
	1,515	Republic of Philippines	01/15/19	9.875		1,607,718
	5,000	Republic of Philippines	03/16/25	10.625		5,518,500
						7,126,218
	Poland – 0.85%
PLZ	8,110	Republic of Poland	06/24/08	5.750		2,570,183

	Qatar – 4.50%
	$9,120	State of Qatar	06/15/30	9.750		13,634,400

	Russia – 10.80%
	5,700	Russian Federation	03/31/30	5.000	†	5,977,590
	18,984	Russian Federation, 144A	03/31/30	5.000	†	19,908,090
	8,060	Russian Ministry of Finance	05/14/11	3.000		6,851,000
						32,736,680

	Principal Amount (000)		Maturity Dates	Interest Rates		Value
	Slovakia – 1.27%
SKK	120,000	Republic of Slovakia	01/14/07	0.123	%@	$3,858,359

	Turkey – 2.69%
	$2,000	Turkish Credit-Linked Note (2)(4)	10/06/05	0.000	@	2,518,323
	1,060	Republic of Turkey	02/14/34	8.000		1,097,100
	2,830	Republic of Turkey	06/30/11	9.000		3,204,975
	940	Republic of Turkey	01/15/30	11.875		1,341,850
						8,162,248
	Ukraine – 2.01%
	5,560	Republic of Ukraine	06/11/13	7.650		6,102,100

	Uruguay – 0.51%
	1,727	Republic of Uruguay	01/15/33	7.875		1,536,756
	2	Republic of Uruguay, PIK	01/15/33	7.875		2,049
						1,538,805
	Venezuela – 2.58%
	1,520	Republic of Venezuela	10/08/14	8.500		1,546,600
	3,180	Republic of Venezuela	09/15/27	9.250		3,275,400
	2,900	Republic of Venezuela	01/13/34	9.375		2,992,800
						7,814,800
Total Foreign Debt Securities (cost–$258,393,545)						283,569,595

Number of
Rights
(000)
Rights – 0.16%
Mexico – 0.04%
1,885	United Mexican States Value Recovery Rights, Series C, Expiration Date 06/30/05 (3)	25,448
1,885	United Mexican States Value Recovery Rights, Series D, Expiration Date 06/30/06 (3)	48,067
1,885	United Mexican States Value Recovery Rights, Series E, Expiration Date 06/30/07 (3)	42,412
		115,927
Venezuela – 0.12%
27	Venezuela Oil Indexed Payment Obligations, Expiration Date 4/15/20 (2)(3)	381,500
Total Rights (cost–$0)		497,427

Principal Amount (000)		Maturity Dates	Interest Rates		Value
Short-Term Investments – 6.48%
Russia – 2.19%
Time Deposit – 2.19%
$4,000	Russia Over the Counter (2)(4)	08/22/05	3.000	%*	$3,912,580
2,710	Russia Over the Counter (2)(4)	08/22/05	3.500	*	2,711,694
					6,624,274

Number of
Shares
(000)
United States – 4.29%
Other – 4.29%
13,012	UBS Supplementary Trust U.S. Cash Management Prime Fund **	2.280	*	13,011,604
Total Short-Term Investments (cost–$19,721,604)				19,635,878
Total Investments –100.20% # (Cost $278,115,149)				303,702,900
Liabilities in excess of cash and other assets – (0.20%)				(595,627)
Net Assets – 100.00%				$303,107,273

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes was $278,115,149; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,526,172
Gross unrealized depreciation	(938,421)
Net unrealized appreciation	$25,587,751

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
†	Reflects rate at January 31, 2005 on step coupon rate instruments.
††	Reflects rate at January 31, 2005 on variable rate instruments.
@	Reflects annualized yield at January 31, 2005 on zero coupon bonds.
*	Interest rate reflects yield at January 31, 2005.
**	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (US) Inc., Global High Income Dollar Fund Inc.’s advisor.
(1)	Bond interest in default.
(2)	Security is illiquid. These securities amounted to $15,454,083 or 5.10% of net assets.
(3)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(4)	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At January 31, 2005 the value of these securities amounted to $15,075,512 or 4.97% of net assets.

#

Global High Income Dollar Fund Inc. (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors. All investments quoted in foreign currencies will be valued weekly in U.S. Dollars on the basis of the foreign currency exchange rates.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the value of these securities amounted to $38,578,965 or 12.73% of net assets.

ARS	Argentina Peso
C	Front-Loaded Interest Reduction with Capitalized Interest Bond
DCB	Debt Conversion Bond
DISC	Discount Bond
EUR	Euro
FLIRB	Front-Loaded Interest Reduction Bond
MXN	Mexican Peso
PIK	Payment in Kind
PLZ	Polish Zloty
SKK	Slovakia Koruna

Futures Contracts

Global High Income Dollar Fund Inc. had the following open futures contracts as of January 31, 2005:

	Expiration Dates	Cost/ Proceeds	Current Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Futures Buy Contracts:
5 Year U.S. Treasury Notes, 152 contracts	March 2005	$16,580,450	$16,606,000	$25,550

U.S. Treasury Bond Futures Sale Contracts:
10 Year U.S. Treasury Bonds, 527 contracts	March 2005	59,037,917	60,522,656	(1,484,739)
10 Year U.S. Treasury Notes, 65 contracts	March 2005	7,256,078	7,297,266	(41,188)
Total net unrealized depreciation on futures contracts				$(1,500,377)

Forward Foreign Currency Contracts

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation
Chinese Renminbi	47,924,077	USD	5,960,706	07/05/05	$45,060
Euro	7,200,000	USD	9,443,520	04/21/05	33,630
United States Dollar	5,960,706	MXN	69,916,102	07/05/05	113,991
United States Dollar	7,445,708	THB	288,000,000	04/21/05	24,915
Total net unrealized appreciation on forward foreign currency contracts					$217,596

Currency Type Abbreviations:

MXN	Mexican Peso
THB	Thai Bhat
USD	United States Dollar

Industry Diversification

As a Percent of Net Assets

As of January 31, 2005 (Unaudited)

Foreign Debt Securities
International Corporate Bonds
Commercial Banks	5.44%
Oil & Gas	3.85
Diversified Financial Services	3.46
Construction & Engineering	1.32
Capital Markets	0.23
Total International Corporate Bonds	14.30
Foreign Government Bonds	79.26
Total Foreign Debt Securities	93.56
Rights	0.16
Short-Term Investments	6.48
Total Investments	100.20
Liabilities in excess of cash and other assets	(0.20)
Net Assets	100.00%

1) Transactions with Related Entities

The Fund invests in shares of the UBS Supplementary Trust U.S. Cash Management Prime Fund (“Supplementary

Trust”). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., a related entity of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts.

Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at January 31, 2005 and for the period then ended are summarized as follows:

Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets

$95,557,684	$92,664,628	$45,886	$13,011,604	4.29%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated October 31, 2004.

Item 2.  Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)              The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Dollar Fund Inc.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	April 1, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	April 1, 2005